Property, Plant and Equipment - ASOP Asset Swap Transaction Narrative (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Nov. 01, 2025	Dec. 31, 2025	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Remeasurement gain	$ 4,989
ASOP Mines
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	100.00%
AOSP Mines and Scotford And Quest
Disclosure of detailed information about property, plant and equipment [line items]
Remeasurement gain	$ 17
Discount rate applied to cash flow projections		18.00%	18.00%
ASOP Mines
Disclosure of detailed information about property, plant and equipment [line items]
Remaining ownership percentage acquired	0.10
Disposal of business, ownership interest	90.00%
Non-cash gain	$ 4,508
Loss (gain) on disposal of asset, after tax	3,471
Fair value, net of asset retirement obligation, purchase consideration and previously held interests	(13,323)
Gain on remeasurement recorded in the transaction		$ 8,815	$ 8,815
Fair value, net of asset retirement obligation, net	$ 1,480
Scotford and Quest
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of business, ownership interest	10.00%
Proportion of ownership interest in subsidiary	80.00%
Non-cash gain	$ 464
Loss (gain) on disposal of asset, after tax	357
Fair value, net of asset retirement obligation, purchase consideration and previously held interests	(1,475)
Gain on remeasurement recorded in the transaction		1,011	1,011
Fair value, net of asset retirement obligation, net	$ (1,475)
AOSP Asset Swap Transaction
Disclosure of detailed information about property, plant and equipment [line items]
Revenue of acquiree since acquisition date		143
Revenue net of blending, production, transportation and feedstock since acquisition date		46	115
Earnings before tax since acquisition		19	97
Depletion, depreciation and amortization since acquisition date		$ 24
Revenue of combined entity as if combination occurred at beginning of period			804
Depletion, depreciation and amortization			145
Corridor Pipeline Lease
Disclosure of detailed information about property, plant and equipment [line items]
Transport expense			154
Interest expense, depletion, depreciation and amortization			$ 136